Unaudited Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 19,166	$ 33,895	$ 7,729
Restricted deposits	0	0	168
Short-term bank deposits	31,956	0	2,509
Trade receivables	3,228	9,332	3,759
Inventories	3,113	1,963	1,991
Other receivables	590	650	653
Total current assets	58,053	45,840	16,809
LONG-TERM ASSETS:
Other receivables	277	364	230
Property, plant and equipment, net	4,705	2,366	2,439
Right of-use assets, net	1,133	1,215	1,364
Intangible assets, net	198	231	264
Total non-current assets	6,313	4,176	4,297
Total assets	64,366	50,016	21,106
CURRENT LIABILITIES:
Current maturities of non-current liabilities	1,961	2,242	2,479
Trade payables and accrued expenses	3,531	5,656	4,877
Other payables	2,817	4,159	3,060
Total current liabilities	8,309	12,057	10,416
LONG-TERM LIABILITIES:
Deferred revenues	0	0	61
Warrants	9,683	15,606	0
Liabilities in respect of IIA grants	7,806	7,445	8,131
Liabilities in respect of TEVA	2,529	2,788	3,361
Lease liabilities	677	846	1,053
Severance pay liability, net	433	360	319
Total non-current liabilities	21,128	27,045	12,925
Total liabilities	29,437	39,102	23,341
Shareholders' equity:
Ordinary shares of NIS 0.01 par value: Authorized: 20,000,000 shares as of June 30, 2023, 12,857,143 as of December 31, 2022; and 7,142,858 as of June 30, 2022; Issued and Outstanding: 7,252,234 as of June 30, 2023; 7,240,020 as of December 31, 2022 and 4,734,774 as of June 30, 2022	184	143	93
Share premium	205,642	178,882	154,119
Foreign currency translation adjustments	(14)	(5)	3
Accumulated deficit	(170,883)	(168,106)	(156,450)
Total equity (deficit)	34,929	10,914	(2,235)
Total liabilities and equity	$ 64,366	$ 50,016	$ 21,106